International Theme Parks - Additional Information (Detail) shares in Thousands, $ in Millions, $ in Millions, ¥ in Billions		12 Months Ended
		Sep. 29, 2018 USD ($) Property	Sep. 29, 2018 CNY (¥) Property	Sep. 29, 2018 HKD ($) Property	Sep. 30, 2017 USD ($) shares	Oct. 01, 2016 USD ($)
Noncontrolling Interest [Line Items]
Total assets	[1]	$ 98,598			$ 95,789
Property, Plant and Equipment, Net		29,540			28,406
Net Cash Provided by Operating Activities		14,295			12,343	$ 13,136
Net Cash Used in Investing Activities		(5,336)			(4,111)	(5,758)
Net Cash Provided by Financing Activities		(8,843)			(8,959)	$ (7,220)
International Theme Parks
Noncontrolling Interest [Line Items]
Total assets	[2]	10,310			10,733
Liabilities	[2]	2,409			2,679
Property, Plant and Equipment, Net		8,973			9,403
Net Cash Provided by Operating Activities		915
Net Cash Used in Investing Activities		689
Net Cash Provided by Financing Activities		72
Asia International Theme Parks
Noncontrolling Interest [Line Items]
Total assets		8,000			8,000
Liabilities		2,000			2,000
Property, Plant and Equipment, Net		7,000			$ 7,000
Royalties And Management Fees		$ 178
Hong Kong Disneyland Resort
Noncontrolling Interest [Line Items]
Effective ownership interest		47.00%
Effective ownership interest by noncontrolling owners		53.00%
Theme Areas To Be Built | Property		2	2	2
Hong Kong Disneyland Resort | Maximum
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets		7.00%
Noncontrolling Interest, Ownership Percentage Parent Dilution Period		14 years	14 years	14 years
Hong Kong Disneyland Resort | Loans
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 143
Debt, maturity date		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests		$ 143		$ 1,100
Hong Kong Disneyland Resort | Loans | HIBOR
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%	2.00%	2.00%
Hong Kong Disneyland Resort | Line of Credit
Noncontrolling Interest [Line Items]
Debt, maturity date		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests		$ 269		$ 2,100
Hong Kong Disneyland Resort | Line of Credit | HIBOR
Noncontrolling Interest [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%	1.25%	1.25%
Hong Kong Disneyland Resort | Equity Securities
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 144
Hong Kong Disneyland Resort | Scenario, Plan | Maximum
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Incremental Ownership Percentage by Noncontrolling Interest Upon Achieving Performance Targets		4.00%
Hong Kong Disneyland Resort | Scenario, Plan | Loans
Noncontrolling Interest [Line Items]
Debt, maturity date		Sep. 03, 2025	Sep. 03, 2025	Sep. 03, 2025
Hong Kong Disneyland Resort | Scenario, Plan | Equity Securities
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 1,400		$ 10,900
Shanghai Disney Resort
Noncontrolling Interest [Line Items]
Effective ownership interest		43.00%
Effective ownership interest by noncontrolling owners		57.00%
Shanghai Disney Resort | Unused lines of Credit
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 157
Borrowings, Stated Interest Rate		8.00%
Shanghai Disney Resort | Loans
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 802
Debt, maturity date		Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Shanghai Disney Resort | Loans | Maximum
Noncontrolling Interest [Line Items]
Borrowings, Stated Interest Rate		8.00%
Shanghai Disney Resort | Shendi Loan
Noncontrolling Interest [Line Items]
Debt, maturity date		Dec. 31, 2036	Dec. 31, 2036	Dec. 31, 2036
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests		$ 1,000	¥ 7.0
Shanghai Disney Resort | Shendi Loan | Maximum
Noncontrolling Interest [Line Items]
Borrowings, Stated Interest Rate		8.00%
Shanghai Disney Resort | Line of Credit
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount from Noncontrolling Interests		$ 199	¥ 1.4
Borrowings, Stated Interest Rate		8.00%
Shanghai Disney Resort | Development and pre-opening cost loan [Member]
Noncontrolling Interest [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		$ 191
Shanghai Disney Resort Management Company
Noncontrolling Interest [Line Items]
Effective ownership interest		70.00%
Effective ownership interest by noncontrolling owners		30.00%
Disneyland Paris
Noncontrolling Interest [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%	100.00%	100.00%
Disneyland Paris | Minority Interest in Euro Disney S.C.A.
Noncontrolling Interest [Line Items]
Effective ownership interest by noncontrolling owners					19.00%
Cash paid for noncontrolling interest shares					$ 250
Stock Issued During Period, Shares, Acquisitions | shares					1,360
Value of parent shares issued for noncontrolling interest shares					$ 150

[1]	Equity method investments included in identifiable assets by segment are as follows: 2018 2017Media Networks$2,430 $2,505Parks, Experiences & Consumer Products1 70Studio Entertainment1 1Direct-to-Consumer & International320 493Corporate16 18 $2,768 $3,087Intangible assets included in identifiable assets by segment are as follows: 2018 2017Media Networks$1,546 $1,547Parks, Experiences & Consumer Products3,167 3,277Studio Entertainment1,479 1,543Direct-to-Consumer & International490 498Corporate130 130 $6,812 $6,995
[2]	The total assets of the Asia Theme Parks were $8 billion at both September 29, 2018 and September 30, 2017 including parks, resorts and other property of $7 billion. The total liabilities of the Asia Theme Parks were $2 billion at both September 29, 2018 and September 30, 2017.